TOTAL SALES - Timing of Revenue Recognition (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues	€ 41,649	€ 44,859	€ 39,163
Products transferred at a point in time
Revenues	32,862	36,767	31,373
Products and services transferred over time
Revenues	€ 8,787	€ 8,092	€ 7,790